Financial Income and Expense	12 Months Ended
Dec. 31, 2020
Financial Income and Expense
Financial Income and Expense

18. Financial Income and Expense

	2020	2019	2018
	(€ in thousands)
Interest income:
Current accounts and deposits	313	763	189
Interest costs:
Current accounts and deposits	(129)	—	—
Loans and borrowings	(1,911)	(1,083)	(810)
Foreign exchange result:
Net foreign exchange benefit/(loss)	(1,989)	722	(171)
	(3,716)	402	(792)